UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                       Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 89.39%
Brazil — 6.58%
10,500	Banco Bradesco SA ADR	$140,385
7,800	Cia Hering	59,420
5,200	Natura Cosmeticos SA	62,305
4,500	Totvs SA	59,251
5,500	WEG SA	63,314

		384,675

Chile — 2.28%
7,894	Cia Cervecerias Unidas SA	74,670
27,500	Quinenco SA	58,906

		133,576

China — 12.01%
900	Alibaba Group Holding Ltd. ADR*	93,546
450	Baidu, Inc. ADR*	102,588
25,000	China Merchants Holdings International Co. Ltd.	83,972
12,500	China Mobile Ltd.	146,409
27,000	China Resources Land Ltd.	70,956
60,000	Guangdong Investment Ltd.	78,054
97,000	Lenovo Group Ltd.	126,646

		702,171

Hong Kong — 7.18%
23,000	AIA Group Ltd.	126,856
8,850	Cheung Kong Holdings Ltd.	148,209
34,000	Samsonite International SA	100,757
15,800	Wynn Macau Ltd.	44,080

		419,902

India — 10.35%
2,800	Dr. Reddy’s Laboratories Ltd. ADR	141,260
5,500	HDFC Bank Ltd. ADR	279,125
4,000	Infosys Ltd. ADR	125,840
3,000	Mahindra & Mahindra Ltd. GDR	58,950

		605,175

Indonesia — 4.20%
130,600	Astra International Tbk PT	77,888
73,200	Bank Central Asia Tbk PT	77,646
610,000	Kalbe Farma Tbk PT	89,931

		245,465

Jordan — 1.99%
3,789	Hikma Pharmaceuticals Plc	116,252

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Korea — 6.63%
800	Coway Co. Ltd.	$61,001
1,450	Halla Visteon Climate Control Corp.	63,882
116	Samsung Electronics Co. Ltd.	139,460
200	Samsung Fire & Marine Insurance Co. Ltd.	51,323
1,800	Shinhan Financial Group Co. Ltd.	72,351

		388,017

Malaysia — 3.83%
64,500	Axiata Group Berhad	129,820
18,000	Public Bank Berhad	94,037

		223,857

Mexico — 3.19%
14,100	Grupo Financiero Banorte SAB de CV - Series O	77,602
1,500	Grupo Televisa SAB ADR	51,090
26,700	Kimberly-Clark de Mexico SAB de CV - Series A	58,074

		186,766

Nigeria — 0.84%
360,000	Guaranty Trust Bank Plc	49,070

Peru — 2.51%
915	Credicorp Ltd.	146,565

Philippines — 2.18%
7,060	SM Investments Corp.	127,567

Poland — 1.18%
1,368	Bank Pekao SA	68,750

Russia — 0.85%
1,100	Magnit OJSC GDR	49,940

Singapore — 1.26%
22,000	Sembcorp Industries Ltd.	73,678

South Africa — 8.95%
14,500	Clicks Group Ltd.	101,380
3,300	Mr. Price Group Ltd.	66,755
1,316	Naspers Ltd.	170,232
2,400	SABMiller Plc	124,977
10,000	Sanlam Ltd.	60,173

		523,517

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Taiwan — 9.87%
6,000	Airtac International Group	$53,845
10,000	Delta Electronics, Inc.	59,092
6,500	Giant Manufacturing Co. Ltd.	57,441
9,522	Standard Foods Corp. GDR	105,099
10,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	239,466
39,220	Uni-President Enterprises Corp.	62,023

		576,966

Thailand — 0.69%
29,500	Central Pattana Public Co. Ltd. - FOR	40,467

Turkey — 0.94%
24,378	Enka Insaat Ve Sanayi AS	55,011

United Arab Emirates — 1.88%
13,156	Dragon Oil Plc	110,209

Total Common Stocks		5,227,596

(Cost $4,972,318)

Equity Linked Securities — 1.35%
India — 1.35%
1,605	Hero Motocorp Ltd.	78,992

Total Equity Linked Securities		78,992

(Cost $56,155)

Preferred Stocks — 4.83%

China — 0.44%
6,600	China Merchants Holdings International Co. Ltd.(a)	25,754

Korea — 4.39%
880	Hyundai Motor Co.	100,478
95	Samsung Electronics Co. Ltd.	89,354
438	Samsung Fire & Marine Insurance Co. Ltd.	66,626

		256,458

Total Preferred Stocks		282,212

(Cost $284,769)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Investment Company — 4.18%
244,320	Dreyfus Cash Management, Institutional Shares	$244,320

Total Investment Company		244,320

(Cost $244,320)

Total Investments		$5,833,120
(Cost $5,557,562)(b) — 99.75%

Other assets in excess of liabilities — 0.25%		14,651

NET ASSETS — 100.00%		$5,847,771

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	28.73%
Consumer Staples	16.85%
Consumer Discretionary	16.78%
Information Technology	13.34%
Telecom Services	9.39%
Industrials	7.27%
Energy	1.88%
Utilities	1.33%
Other*	4.43%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 84.61%
Brazil — 4.32%
8,000	Cia Hering	$60,943
4,000	Porto Seguro SA	45,745
3,900	Totvs SA	51,351
5,750	Wilson Sons Ltd. BDR	69,220

		227,259

Chile — 4.49%
15,000	Inversiones Aguas Metropolitanas SA	23,236
2,000	Inversiones Aguas Metropolitanas SA ADR	61,967
40,000	Parque Arauco SA	76,599
31,300	Sonda SA	74,457

		236,259

China — 12.08%
28,000	Asia Satellite Telecommunications Holdings Ltd.	97,716
115,000	CITIC Telecom International Holdings Ltd.	43,002
4,900	Hollysys Automation Technologies Ltd.*	119,707
170,000	Sino Biopharmaceutical Ltd.	153,188
144,000	Tao Heung Holdings Ltd.	67,198
4,600	WuXi PharmaTech Cayman, Inc. ADR*	154,882

		635,693

Georgia — 1.47%
2,400	Bank of Georgia Holdings Plc	77,204

Hong Kong — 3.08%
108,000	Pacific Basin Shipping Ltd.	43,204
40,100	Samsonite International SA	118,834

		162,038

Indonesia — 4.96%
1,950,000	Ace Hardware Indonesia Tbk PT	123,277
120,000	Bank Tabungan Pensiunan Nasional Tbk PT*	38,165
2,400,000	Pakuwon Jati Tbk PT	99,440

		260,882

Jordan — 1.75%
3,000	Hikma Pharmaceuticals Plc	92,045

Korea — 5.91%
750	Coway Co. Ltd.	57,189
10,275	DGB Financial Group, Inc.	105,622
590	LS Industrial Systems Co. Ltd.	32,040

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
2,800	Naturalendo Tech Co. Ltd.*	$115,831

		310,682

Malaysia — 3.49%
172,000	CapitaMalls Malaysia Trust REIT	70,383
12,000	LPI Capital Berhad	61,956
120,000	Oldtown Berhad	51,234

		183,573

Mexico — 3.49%
27,000	Corp. Inmobiliaria Vesta SAB de CV	53,584
24,000	Grupo Herdez SAB de CV	57,650
41,300	Grupo Sports World SAB de CV*	72,222

		183,456

Nigeria — 1.27%
300,000	Guaranty Trust Bank Plc	40,892
4,000	Guaranty Trust Bank Plc GDR	25,991

		66,883

Oman — 1.33%
47,000	BankMuscat SAOG	70,249

Peru — 0.58%
12,500	Grana y Montero SA	30,458

Philippines — 3.99%
62,000	Security Bank Corp.	210,008

South Africa — 9.06%
13,500	Clicks Group Ltd.	94,388
30,000	Consolidated Infrastructure Group Ltd.*	74,920
25,000	Howden Africa Holdings Ltd.	91,263
15,000	Hyprop Investments Ltd.	125,966
10,000	Oceana Group Ltd.	90,345

		476,882

Taiwan — 13.57%
18,000	Airtac International Group	161,535
50,000	Chroma ATE, Inc.	129,306
10,000	Giant Manufacturing Co. Ltd.	88,371
4,000	Ginko International Co. Ltd.	42,211
22,000	Lumax International Corp. Ltd.	44,986
35,000	Pacific Hospital Supply Co. Ltd.	77,242
10,900	Standard Foods Corp. GDR	120,309

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
20,000	Yungtay Engineering Co. Ltd.	$50,008

		713,968

Thailand — 9.18%
47,000	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	154,700
82,200	Delta Electronics Thailand Public Co. Ltd. - FOR	175,469
40,000	MK Restaurants Group Public Co. Ltd. - FOR	71,016
6,200	Siam City Cement Public Co. Ltd. - FOR	81,741

		482,926

United Arab Emirates — 0.59%

2,000	Al Noor Hospitals Group Plc	30,875

Total Common Stocks		4,451,340

(Cost $4,554,019)

Equity Linked Securities — 9.21%
India — 7.29%
22,000	Godrej Industries Ltd.	102,433
6,500	Ipca Laboratories Ltd.	75,310
20,000	Marico Ltd.	103,022
5,000	Sundaram Finance Ltd.	102,626

		383,391

United Arab Emirates — 1.92%
120,000	Aramex PJSC	101,278

Total Equity Linked Securities		484,669

(Cost $397,188)

Exchange Traded Funds — 5.10%
India — 5.10%
6,000	Market Vectors India Small-Cap Index ETF	268,140

Total Exchange Traded Funds		268,140

(Cost $179,322)

Preferred Stocks — 1.68%
Korea — 1.68%
90	Amorepacific Corp.	88,150

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Philippines — 0.00%
58,000	Security Bank Corp.(a)	$130

Total Preferred Stocks		88,280

(Cost $35,014)

Total Investments		$5,292,429
(Cost 5,165,543)(b) — 100.60%

Liabilities in excess of other assets — (0.60)%		(31,679)

NET ASSETS — 100.00%		$5,260,750

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.42%
Industrials	22.10%
Health Care	14.10%
Consumer Staples	13.28%
Consumer Discretionary	10.97%
Telecom Services	2.67%
Information Technology	2.39%
Materials	1.95%
Utilities	1.62%
Other*	4.50%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 99.10%
Belgium — 3.64%
1,601	Anheuser-Busch InBev NV	$180,179

Canada — 3.84%
3,700	Enbridge, Inc.	190,255

France — 2.67%
2,144	Safran SA	132,274

Germany — 4.15%
4,687	Deutsche Post AG	152,515
1,477	Drillisch AG	52,808

		205,323

Hong Kong — 2.07%
18,600	AIA Group Ltd.	102,588

India — 3.18%
3,100	HDFC Bank Ltd. ADR	157,325

Japan — 3.65%
2,900	Toyota Motor Corp.	180,720

Netherlands — 3.08%
1,413	ASML Holding NV	152,671

South Africa — 3.12%
1,193	Naspers Ltd., N Shares	154,321

Switzerland — 4.99%
1,131	Aryzta AG*	86,917
591	Roche Holding AG	160,127

		247,044

Taiwan — 3.30%
7,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	163,374

Thailand — 0.91%
6,500	Kasikornbank Public Co. Ltd. - FOR	44,995

United Kingdom — 2.24%
39,572	Lloyds Banking Group Plc*	46,547
5,103	St. James’s Place Plc	64,343

		110,890

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
United States — 58.26%
300	Amazon.com, Inc.*	$93,105
1,100	Amgen, Inc.	175,219
1,400	Baxter International, Inc.	102,606
4,900	Blackstone Group LP (The) - MLP	165,767
1,800	Citigroup, Inc.	97,398
3,200	Cognizant Technology Solutions Corp., Series A*	168,512
1,900	Danaher Corp.	162,849
1,700	EOG Resources, Inc.	156,519
1,500	Estee Lauder Cos., Inc. (The), Class A	114,300
3,400	First Republic Bank	177,208
200	Google, Inc., Class A*	106,132
1,000	Incyte Corp.*	73,110
2,800	Invesco Ltd.	110,656
4,100	ITC Holdings Corp.	165,763
1,100	Kansas City Southern	134,233
1,000	LyondellBasell Industries NV, Class A	79,390
1,100	MEDNAX, Inc.*	72,721
900	Occidental Petroleum Corp.	72,549
1,000	Praxair, Inc.	129,560
2,800	TJX Cos., Inc. (The)	192,024
1,800	UnitedHealth Group, Inc.	181,962
600	WW Grainger, Inc.	152,934

		2,884,517

Total Common Stocks		4,906,476

(Cost $4,952,568)

Investment Company — 0.76%
37,626	Dreyfus Cash Management, Institutional Shares	37,626

Total Investment Company		37,626

(Cost $37,626)

Total Investments		$4,944,102
(Cost $4,990,194)(a) — 99.86%

Other assets in excess of liabilities — 0.14%		7,085

NET ASSETS — 100.00%		$4,951,187

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2014 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

MLP - Master Limited Partnership

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	19.53%
Health Care	15.47%
Industrials	14.84%
Consumer Discretionary	12.52%
Information Technology	11.93%
Energy	8.47%
Consumer Staples	7.70%
Materials	4.22%
Utilities	3.35%
Telecom Services	1.07%
Other*	0.90%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.44%
Australia — 1.91%
14,448	Oil Search Ltd.	$92,649

Belgium — 4.34%
1,874	Anheuser-Busch InBev NV	210,903

Canada — 4.65%
4,400	Enbridge, Inc.	226,249

France — 7.87%
823	Air Liquide SA	101,838
1,569	BNP Paribas SA	92,625
3,046	Safran SA	187,923

		382,386

Germany — 8.72%
741	Continental AG	156,561
6,477	Deutsche Post AG	210,762
1,575	Drillisch AG	56,312

		423,635

Hong Kong — 3.90%
34,400	AIA Group Ltd.	189,732

India — 3.03%
2,900	HDFC Bank Ltd. ADR	147,175

Japan — 16.38%
8,000	Astellas Pharma, Inc.	111,377
1,500	Nidec Corp.	96,878
2,700	Santen Pharmaceutical Co. Ltd.	145,354
600	SMC Corp.	157,334
2,200	Sumitomo Mitsui Financial Group, Inc.	79,536
3,300	Toyota Motor Corp.	205,647

		796,126

Netherlands — 4.22%
1,461	ASML Holding NV	157,858
15,036	Koninklijke KPN NV	47,474

		205,332

South Africa — 3.81%
1,430	Naspers Ltd., N Shares	184,978

Spain — 1.60%
14,844	CaixaBank SA	77,781

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2014 (Unaudited)

Shares		Value
Sweden — 2.42%
5,458	Svenska Cellulosa AB SCA, Series B	$117,667

Switzerland — 13.83%
1,591	Aryzta AG*	122,268
1,031	Novartis AG	95,618
715	Roche Holding AG	193,724
323	Syngenta AG	103,895
575	Temenos Group AG*	20,475
7,935	UBS Group AG*	136,400

		672,380

Taiwan — 3.59%
7,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,564

Thailand — 2.32%
16,300	Kasikornbank Public Co. Ltd. - FOR	112,833

United Kingdom — 14.85%
5,099	Admiral Group Plc	104,607
4,808	Britvic Plc	50,285
2,614	Liberty Global Plc, Series A*	131,236
122,965	Lloyds Banking Group Plc*	144,639
2,148	Rio Tinto Plc	99,017
1,429	Royal Dutch Shell Plc, B Shares	49,374
7,419	St. James’s Place Plc	93,545
2,367	WPP Plc	49,214

		721,917

Total Common Stocks		4,736,307

(Cost $4,866,259)

Preferred Stocks — 0.90%
Brazil — 0.90%
3,300	Banco Bradesco SA	43,525

Total Preferred Stocks		43,525

(Cost $46,803)

Investment Company — 1.52%
74,147	Dreyfus Cash Management, Institutional Shares	74,147

Total Investment Company		74,147

(Cost $74,147)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2014 (Unaudited)

Value
Total Investments	$4,853,979
(Cost $4,987,209)(a) — 99.86%

Other assets in excess of liabilities — 0.14%	6,867

NET ASSETS — 100.00%	$4,860,846

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.15%
Consumer Discretionary	14.97%
Industrials	13.43%
Health Care	11.23%
Consumer Staples	10.31%
Energy	7.58%
Information Technology	7.26%
Materials	6.27%
Telecom Services	2.13%
Other*	1.67%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 19.61%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$156,632
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	149,467
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	148,510
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	248,709
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	149,700
101,955	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	101,874
135,209	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.82%, 4/25/36(b)	132,086
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	247,835
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	251,787
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,384
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	259,106
100,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	99,993
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	150,359
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	249,286
224,191	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.63%, 2/25/35(b)	220,893

Total Asset Backed Securities		2,816,621

(Cost $2,828,953)

Collateralized Mortgage Obligations — 11.66%
83,538	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.00%, 2/25/35(b)	82,811
236,911	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	246,424
190,577	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.45%, 12/25/35(a)(b)	185,375
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.81%, 6/28/47(a)(b)	251,311
144,967	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.44%, 12/26/35(a)(b)	141,343
146,694	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.81%, 2/25/35(b)	147,676
201,629	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.40%, 8/26/35(a)(b)	202,335

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$ 58,732	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	$58,485
144,727	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	143,482
216,679	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	215,746

Total Collateralized Mortgage Obligations		1,674,988

(Cost $1,689,249)

Corporate Bonds — 64.63%
Banks — 13.45%
225,000	Amsouth Bank, N.A., 5.20%, 4/1/15	227,250
250,000	Bank of America, N.A., 5.30%, 3/15/17	268,541
250,000	Citigroup, Inc., 5.50%, 2/15/17	268,746
200,000	ING Bank NV, 3.75%, 3/7/17(a)	209,300
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	266,495
200,000	Morgan Stanley, 6.25%, 8/28/17	222,173
250,000	PNC Funding Corp., 5.63%, 2/1/17	269,809
200,000	Wachovia Corp., 0.50%, 6/15/17(b)	199,573

		1,931,887

Consumer Discretionary — 6.29%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	110,500
230,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	254,322
123,000	L Brands, Inc., 6.90%, 7/15/17	135,300
200,000	Southwest Airlines Co., 2.75%, 11/6/19	200,920
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	201,822

		902,864

Finance - Diversified — 3.36%
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	169,355
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	105,460
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	207,659

		482,474

Health Care — 1.71%
250,000	Actavis Funding SCS, 2.45%, 6/15/19	245,737

Industrials — 6.18%
100,000	Ball Corp., 6.75%, 9/15/20	104,000
150,000	Case New Holland, Inc., 7.88%, 12/1/17	165,000
200,000	CSX Corp., 7.90%, 5/1/17	228,309
65,000	Eaton Corp., 5.60%, 5/15/18	72,174
97,000	L-3 Communications Corp., 1.50%, 5/28/17	96,046

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$200,000	L-3 Communications Corp., 3.95%, 11/15/16	$208,679
12,000	Owens Corning, 6.50%, 12/1/16	13,074

		887,282

Information Technology — 3.23%
200,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	198,880
250,000	Xerox Corp., 6.40%, 3/15/16	265,215

		464,095

Insurance — 3.38%
100,000	Genworth Holdings, Inc., 6.52%, 5/22/18	101,894
150,000	Genworth Holdings, Inc., 8.63%, 12/15/16	158,706
201,000	Prudential Financial, Inc., 6.00%, 12/1/17	225,005

		485,605

Materials — 8.15%
150,000	ArcelorMittal, 5.00%, 2/25/17	156,000
150,000	CF Industries, Inc., 6.88%, 5/1/18	170,524
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	248,649
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	199,931
150,000	International Paper Co., 7.95%, 6/15/18	176,837
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	218,153

		1,170,094

Media — 4.12%
150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	181,557
150,000	CBS Corp., 4.63%, 5/15/18	161,764
200,000	Time Warner Cable, Inc., 8.75%, 2/14/19	247,571

		590,892

Oil & Gas — 9.91%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	244,990
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	226,528
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	120,656
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	153,085
135,000	Marathon Oil Corp., 6.00%, 10/1/17	148,806
200,000	Newfield Exploration Co., 6.88%, 2/1/20	203,000
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	106,208
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	220,444

		1,423,717

Telecommunication Services — 3.35%
200,000	CenturyLink, Inc., 5.15%, 6/15/17	209,500
250,000	Vodafone Group Plc, 5.63%, 2/27/17	270,871

		480,371

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Utilities — 1.50%
$200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	$215,976

Total Corporate Bonds		9,280,994

(Cost $9,343,607)

Municipal Bonds — 0.70%
California — 0.70%
100,000	University of California Revenue Bonds, Series Y-1, 0.66%, 7/1/41(b)	100,002

Total Municipal Bonds		100,002

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 2.05%
Fannie Mae — 0.93%
10,403	Series 2001-70, Class OF, 1.11%, 10/25/31(b)	10,600
15,411	Series 2002-55, Class QE, 5.50%, 9/25/17	16,010
22,572	Series 2005-68, Class BC, 5.25%, 6/25/35	24,394
7,863	Series 2009-87, Class FX, 0.91%, 11/25/39(b)	8,002
71,841	Series 2012-3, Class EA, 3.50%, 10/25/29	75,222

		134,228

Freddie Mac — 1.12%
8,508	Series 2448, Class FT, 1.15%, 3/15/32(b)	8,688
8,676	Series 2488, Class FQ, 1.15%, 3/15/32(b)	8,866
64,475	Series 2627, Class MW, 5.00%, 6/15/23	70,072
8,518	Series 3725, Class A, 3.50%, 9/15/24	8,907
9,847	Series 3770, Class FP, 0.65%, 11/15/40(b)	9,911
53,432	Series 4027, Class GD, 2.00%, 10/15/25	54,131

		160,575

Total U.S. Government Agency Backed Mortgages		294,803

(Cost $290,892)

Shares
Investment Company — 0.59%
84,332	RBC Prime Money Market Fund, Institutional Class 1(c)	84,332

Total Investment Company		84,332

(Cost $84,332)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Value
Total Investments	$14,251,740
(Cost $14,337,033)(d) — 99.24%

Other assets in excess of liabilities — 0.76%	109,801

NET ASSETS — 100.00%	$14,361,541

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(c)	Affiliated investment.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of December 31, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	14	June, 2017	$17,325	USD	3,406,375	Barclays Plc
90-Day Euro Dollar	14	September, 2017	(3,500)	USD	3,423,175	Barclays Plc

Total			$13,825

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	13	March, 2018	$(21,275)	USD	3,148,287	Barclays Plc
90-Day Euro Dollar	5	June, 2018	(8,500)	USD	1,209,687	Barclays Plc
90-Day Euro Dollar	11	September, 2018	(19,250)	USD	2,659,113	Barclays Plc
90-Day Euro Dollar	2	December, 2018	(3,550)	USD	483,125	Barclays Plc
90-Day Euro Dollar	9	June, 2019	(16,537)	USD	2,171,475	Barclays Plc
90-Day Euro Dollar	4	September, 2019	(7,550)	USD	964,500	Barclays Plc
Five Year U.S. Treasury Bonds	2	March, 2015	(141)	USD	237,719	Barclays Plc

Total			$(76,803)

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 24.37%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$248,932
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	156,632
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	149,467
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	148,510
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	248,709
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	149,700
101,955	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	101,875
100,000	CNH Equipment Trust, Series 2012-D, Class A4, 0.87%, 11/15/19	99,508
140,000	CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	139,371
150,000	CNH Equipment Trust, Series 2014-B, Class A3, 0.91%, 5/15/19	149,500
133,991	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.82%, 4/25/36(b)	130,896
250,000	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	249,681
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	247,835
120,000	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.77%, 3/19/18	119,589
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	251,787
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,384
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	259,106
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	251,696
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	249,286
224,191	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.63%, 2/25/35(b)	220,893

Total Asset Backed Securities		3,823,357

(Cost $3,839,547)

Collateralized Mortgage Obligations — 12.82%
236,911	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	246,424

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
$190,577	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.45%, 12/25/35(a)(b)	$185,375
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.81%, 6/28/47(a)(b)	251,311
144,967	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.44%, 12/26/35(a)(b)	141,343
146,694	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.81%, 2/25/35(b)	147,676
201,629	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.40%, 8/26/35(a)(b)	202,335
219,088	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	226,753
251,547	Springleaf Mortgage Loan Trust, Series 2012-2, Class A, 2.22%, 10/25/57(a)(b)	251,385
144,727	Springleaf Mortgage Loan Trust, Series 2013-2, Class A, 1.78%, 12/25/65(a)(b)	143,482
216,679	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	215,746

Total Collateralized Mortgage Obligations		2,011,830

(Cost $2,030,160)

Corporate Bonds — 48.08%
Banks — 18.82%
250,000	Amsouth Bank, N.A., 5.20%, 4/1/15	252,500
200,000	Bank of America Corp., 5.25%, 12/1/15	207,188
25,000	Bank of Montreal, 0.70%, 9/11/15(b)	25,070
90,000	Bank of Montreal, 0.83%, 4/9/18(b)	90,377
50,000	Bank of Nova Scotia, 0.63%, 3/15/16(b)	50,139
250,000	Branch Banking & Trust Co., 0.55%, 9/13/16(b)	249,146
250,000	Citigroup, Inc., 0.91%, 11/15/16(b)	250,079
150,000	Citigroup, Inc., 3.95%, 6/15/16	155,711
250,000	Fifth Third Bancorp, 0.65%, 12/20/16(b)	248,003
200,000	ING Bank NV, 2.00%, 9/25/15(a)	201,562
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	266,495
250,000	Morgan Stanley, 6.00%, 4/28/15	254,046
200,000	Santander Holdings USA, Inc., 3.00%, 9/24/15	202,397
250,000	Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	250,931
250,000	Wachovia Corp., 0.60%, 10/15/16(b)	248,990

		2,952,634

Consumer Discretionary — 2.82%
175,000	Anheuser-Busch InBev Finance, Inc., 0.42%, 1/27/17(b)	174,461
25,000	Coca-Cola Co. (The), 0.33%, 11/1/16(b)	25,009
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	110,500
120,000	L Brands, Inc., 6.90%, 7/15/17	132,000

		441,970

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Finance - Diversified — 3.26%
$100,000	Ally Financial, Inc., 3.13%, 1/15/16	$100,250
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	169,355
14,000	General Electric Capital Corp., 1.27%, 7/2/15(b)	14,071
100,000	General Motors Financial Co., Inc., 2.75%, 5/15/16	101,625
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	105,460
20,000	PACCAR Financial Corp., 0.83%, 12/6/18(b)	20,115

		510,876

Health Care — 2.30%
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	148,444
210,000	Life Technologies Corp., 3.50%, 1/15/16	212,542

		360,986

Industrials — 2.06%
100,000	Ball Corp., 6.75%, 9/15/20	104,000
200,000	L-3 Communications Corp., 3.95%, 11/15/16	208,679
8,000	Owens Corning, 6.50%, 12/1/16	8,716
2,000	United Technologies Corp., 0.73%, 6/1/15(b)	2,004

		323,399

Information Technology — 2.29%
140,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	139,216
7,000	Oracle Corp., 0.81%, 1/15/19(b)	7,050
200,000	Xerox Corp., 6.40%, 3/15/16	212,172

		358,438

Insurance — 3.99%
200,000	American International Group, Inc., 5.60%, 10/18/16	214,915
185,000	Genworth Holdings, Inc., 8.63%, 12/15/16	195,737
200,000	Hartford Financial Services Group, Inc. (The), 5.38%, 3/15/17	216,041

		626,693

Media — 2.75%
200,000	21st Century Fox America, Inc., 8.00%, 10/17/16	223,336
200,000	Viacom, Inc., 3.50%, 4/1/17	208,138

		431,474

Oil & Gas — 4.60%
200,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	213,876
150,000	Enbridge, Inc., 0.68%, 6/2/17(b)	149,351
175,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	178,599
170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	180,554

		722,380

Telecommunication Services — 3.64%
300,000	AT&T, Inc., 1.60%, 2/15/17	300,613
250,000	Vodafone Group Plc, 5.63%, 2/27/17	270,871

		571,484

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Principal Amount		Value
Utilities — 1.55%
$225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	$242,973

Total Corporate Bonds		7,543,307

(Cost $7,583,797)

U.S. Government Agency Backed Mortgages — 12.63%
Fannie Mae — 8.32%
126,688	Pool #254235, 6.00%, 3/1/17	132,276
158,707	Pool #725098, 5.50%, 12/1/18	168,135
77,056	Pool #739413, 5.00%, 10/1/18	81,312
151,051	Pool #888467, 6.00%, 6/1/22	164,990
182,478	Pool #AL0202, 4.00%, 4/1/21	194,240
16,090	Series 2002-73, Class OE, 5.00%, 11/25/17	16,812
115,419	Series 2003-120, Class BL, 3.50%, 12/25/18	119,902
43,858	Series 2003-55, Class CD, 5.00%, 6/25/23	47,800
69,022	Series 2004-3, Class BE, 4.00%, 2/25/19	72,151
25,961	Series 2006-128, Class AP, 5.50%, 4/25/36	26,389
11,655	Series 2009-36, Class AB, 4.00%, 5/25/23	11,848
64,019	Series 2011-23, Class AB, 2.75%, 6/25/20	65,762
199,718	Series 2012-1, Class GB, 2.00%, 2/25/22	202,718

		1,304,335

Freddie Mac — 4.30%
16,405	Series 2543, Class NM, 5.00%, 12/15/17	17,159
92,300	Series 2649, Class QH, 4.50%, 7/15/18	96,764
55,116	Series 2675, Class CK, 4.00%, 9/15/18	57,640
62,803	Series 2761, Class CB, 4.00%, 3/15/19	65,778
8,043	Series 3484, Class DA, 5.00%, 9/15/22	8,056
134,502	Series 3710, Class AB, 2.00%, 8/15/20	137,000
127,572	Series 3726, Class BA, 2.00%, 8/15/20	129,055
153,942	Series 3852, Class EA, 4.50%, 12/15/21	162,932

		674,384

Ginnie Mae — 0.01%
1,769	Series 2010-6, Class BP, 2.25%, 3/16/33	1,768

Total U.S. Government Agency Backed Mortgages		1,980,487

(Cost $1,975,730)

Shares
Investment Company — 1.89%
296,191	RBC Prime Money Market Fund, Institutional Class 1(c)	296,191

Total Investment Company		296,191

(Cost $296,191)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2014 (Unaudited)

Value
Total Investments	$15,655,172
(Cost $15,725,425)(d) — 99.79%

Other assets in excess of liabilities — 0.21%	33,211

NET ASSETS — 100.00%	$15,688,383

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2014.
(c)	Affiliated investment.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of December 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	1	March, 2016	$(250)	USD	246,800	Barclays Plc
90-Day Euro Dollar	1	June, 2016	(325)	USD	246,100	Barclays Plc
90-Day Euro Dollar	1	September, 2016	(450)	USD	245,388	Barclays Plc
90-Day Euro Dollar	1	December, 2016	(637)	USD	244,687	Barclays Plc
Two Year U.S. Treasury Bonds	16	March, 2015	4,250	USD	3,501,750	Barclays Plc

Total			$2,588

See notes to schedules to portfolio investments.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North America close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North America daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$ 1,913,850(a)	$ 3,893,156(a)	$25,754	$ 5,832,760
Emerging Markets Small Cap Equity Fund	938,919(a)	4,353,380(a)	130	5,292,429
Global Opportunities Fund	3,433,097(a)	1,511,005(a)	—	4,944,102
International Opportunities Fund	665,660(a)	4,188,319(a)	—	4,853,979
Short Duration Fixed Income Fund	84,332(b)	14,167,408(a)	—	14,251,740
Ultra-Short Fixed Income Fund	296,191(b)	15,358,981(a)	—	15,655,172

Other Financial Instruments*
Short Duration Fixed Income Fund	17,325	—	—	17,325
Ultra-Short Fixed Income Fund	4,250	—	—	4,250

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(80,303)	—	—	(80,303)
Ultra-Short Fixed Income Fund	(1,662)	—	—	(1,662)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended December 31, 2014, the Funds except Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund recognized no transfers to/from Level 1 or Level 2. For Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, transfers from Level 1 to Level 2 in the amount of $273,165 and $489,180, respectively were due to the absence of an active trading market for the securities on December 31, 2014. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	Preferred Stock		Preferred Stock		Corporate Bonds
Balance as of 3/31/14 (value)	$—		$—		$2,026
Purchases	25,761		133		—
Sales (Paydowns)	—		—		(2,155)
Realized gain (loss)	—		—		127
Change in unrealized appreciation (depreciation)	(7	)*	(3	)*	2

Balance as of 12/31/14 (value)	$25,754		$130		$—

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2014.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2014, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Derivatives

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of December 31, 2014, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $34,640 and $31,401 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at December 31, 2014.

Fair Values of Derivative Instruments as of December 31, 2014 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2014
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration	Ultra-Short
	Fixed Income	Fixed Income
	Fund	Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$17,325	$4,250

Liability Derivatives
	Short Duration	Ultra-Short
	Fixed Income	Fixed Income
	Fund	Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$80,303	$1,662

* For open derivative instruments as of December 31, 2014, see the preceding tables on the Schedule of Portfolio Investments for financial futures contracts.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2014, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$ 5,559,710	$565,971	$(292,561)	$ 273,410
Emerging Markets Small Cap Equity Fund	5,165,651	559,630	(432,852)	126,778
Global Opportunities Fund	4,990,194	33,772	(79,864)	(46,092)
International Opportunities Fund	4,987,209	5,267	(138,497)	(133,230)
Short Duration Fixed Income Fund	14,337,033	19,870	(105,163)	(85,293)
Ultra-Short Fixed Income Fund	15,725,844	12,349	(83,021)	(70,672)

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of March 31, 2014, the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $48,338, $19,125 and $16,135, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital or ordinary losses.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 26, 2015

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	February 26, 2015

* Print the name and title of each signing officer under his or her signature.